UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/Bahl & Gaynor Income Growth Fund
(Class A: AFNAX)
( Class C: AFYCX)
(Class I: AFNIX)

AAM/Cutwater Select Income Fund
(Class A: CPUAX)
(Class C: CPUCX)
(Class I: CPUIX)

SEMI-ANNUAL REPORT
December 31, 2014

AAM/Bahl & Gaynor Income Growth Fund
AAM/Cutwater Select Income Fund
Each a series of Investment Managers Series Trust

Table of Contents
AAM/Bahl & Gaynor Income Growth Fund
Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
AAM/Cutwater Select Income Fund
Schedule of Investments	10
Statement of Assets and Liabilities	18
Statement of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	21
Notes to Financial Statements	24
Supplemental Information	32
Expense Examples	38

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.aammutualfunds.com

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.4%
	COMMUNICATIONS – 1.6%
26,189	BCE, Inc.[1]	$1,201,027

	CONSUMER DISCRETIONARY – 4.0%
11,930	Genuine Parts Co.	1,271,380
18,664	McDonald's Corp.	1,748,817
		3,020,197
	CONSUMER STAPLES – 18.4%
27,161	Altria Group, Inc.	1,338,222
42,761	Coca-Cola Co.	1,805,369
15,320	Hershey Co.	1,592,208
20,622	Kimberly-Clark Corp.	2,382,666
34,230	Kraft Foods Group, Inc.	2,144,852
14,743	PepsiCo, Inc.	1,394,098
18,871	Philip Morris International, Inc.	1,537,043
18,921	Procter & Gamble Co.	1,723,514
		13,917,972
	ENERGY – 8.5%
18,367	Chevron Corp.	2,060,410
13,035	Kinder Morgan, Inc.	551,511
12,651	ONEOK, Inc.	629,893
50,290	Spectra Energy Corp.	1,825,527
30,821	Williams Cos., Inc.	1,385,096
		6,452,437
	FINANCIALS – 16.7%
23,346	Arthur J. Gallagher & Co.	1,099,130
6,667	BlackRock, Inc.	2,383,852
22,545	Health Care REIT, Inc. - REIT	1,705,980
27,750	JPMorgan Chase & Co.	1,736,595
14,498	Marsh & McLennan Cos., Inc.	829,865
12,690	PNC Financial Services Group, Inc.	1,157,709
46,913	U.S. Bancorp	2,108,739
23,081	Ventas, Inc. - REIT	1,654,908
		12,676,778
	HEALTH CARE – 15.2%
17,700	Abbott Laboratories	796,854
37,096	AbbVie, Inc.	2,427,562
26,952	Baxter International, Inc.	1,975,312
25,650	Johnson & Johnson	2,682,221
32,402	Merck & Co., Inc.	1,840,110
19,190	Novartis A.G. - ADR[1]	1,778,145
		11,500,204

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 8.8%
34,014	Emerson Electric Co.	$2,099,684
82,168	General Electric Co.	2,076,386
13,072	Lockheed Martin Corp.	2,517,275
		6,693,345
	MATERIALS – 5.2%
16,090	3M Co.	2,643,909
16,848	LyondellBasell Industries N.V. - Class A1	1,337,562
		3,981,471
	TECHNOLOGY – 15.2%
33,462	Analog Devices, Inc.	1,857,810
12,209	Automatic Data Processing, Inc.	1,017,864
77,499	Cisco Systems, Inc.	2,155,635
31,079	Maxim Integrated Products, Inc.	990,488
45,893	Microsoft Corp.	2,131,730
36,294	Paychex, Inc.	1,675,694
22,545	QUALCOMM, Inc.	1,675,770
		11,504,991
	UTILITIES – 4.8%
18,324	NextEra Energy, Inc.	1,947,658
31,878	Wisconsin Energy Corp.	1,681,246
		3,628,904
	TOTAL COMMON STOCKS (Cost $70,587,341)	74,577,326

	SHORT-TERM INVESTMENTS – 3.4%
2,608,632	Federated Treasury Obligations Fund, 0.01%[2]	2,608,632
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,608,632)	2,608,632

	TOTAL INVESTMENTS – 101.8% (Cost $73,195,973)	77,185,958
	Liabilities in Excess of Other Assets – (1.8)%	(1,336,275)

	TOTAL NET ASSETS – 100.0%	$75,849,683

ADR – American Depository Receipt
REIT – Real Estate Investment Trust

1   Foreign security denominated in U.S. Dollars.
2   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
SUMMARY OF INVESTMENTS
As of December 31, 2014 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Consumer Staples	18.4%
Financials	16.7%
Technology	15.2%
Health Care	15.2%
Industrials	8.8%
Energy	8.5%
Materials	5.2%
Utilities	4.8%
Consumer Discretionary	4.0%
Communications	1.6%
Total Common Stocks	98.4%
Short-Term Investments	3.4%
Total Investments	101.8%
Liabilities in Excess of Other Assets	(1.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2014 (Unaudited)

Assets:
Investments, at value (cost $73,195,973)	$77,185,958
Receivables:
Fund shares sold	433,293
Dividends and interest	151,269
Prepaid expenses	28,192
Total assets	77,798,712

Liabilities:
Payables:
Investment securities purchased	1,781,342
Fund shares redeemed	66,086
Advisory fees	29,300
Shareholder servicing fees (Note 7)	27,858
Distribution fees - Class A & Class C (Note 8)	15,683
Auditing fees	8,076
Custody fees	5,530
Transfer agent fees and expenses	5,167
Fund accounting fees	4,557
Trustees' fees and expenses	1,912
Chief Compliance Officer fees	1,639
Administration fees	16
Accrued other expenses	1,863
Total liabilities	1,949,029

Net Assets	$75,849,683

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$71,773,220
Accumulated net investment income	22,617
Accumulated net realized gain on investments	63,861
Net unrealized appreciation on investments	3,989,985
Net Assets	$75,849,683

Class A Shares:
Net assets applicable to shares outstanding	$17,861,151
Number of shares issued and outstanding	1,329,644
Net asset value per share[1]	$13.43
Maximum sales charge (5.50% of offering price)[2]	0.78
Maximum offering price to public	$14.21

Class C Shares:
Net assets applicable to shares outstanding	$14,732,461
Number of shares issued and outstanding	1,102,076
Net asset value per share[3]	$13.37

Class I Shares:
Net assets applicable to shares outstanding	$43,256,071
Number of shares issued and outstanding	3,214,560
Net asset value per share	$13.46

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $50,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $2,633)	$785,912
Interest	103
Total investment income	786,015

Expenses:
Advisory fees	167,934
Distribution fees - Class C (Note 8)	55,414
Registration fees	27,223
Administration fees	26,668
Fund accounting fees	26,540
Shareholder servicing fees (Note 7)	25,516
Transfer agent fees and expenses	25,515
Distribution fees - Class A (Note 8)	21,231
Custody fees	18,437
Legal fees	10,550
Auditing fees	8,823
Shareholder reporting fees	6,650
Miscellaneous	4,277
Chief Compliance Officer fees	4,042
Trustees' fees and expenses	3,781
Insurance fees	504

Total expenses	433,105
Advisory fees waived	(59,564)
Net expenses	373,541
Net investment income	412,474

Realized and Unrealized Gain on Investments:
Net realized gain on investments	161,113
Net change in unrealized appreciation/depreciation on investments	1,333,144
Net realized and unrealized gain on investments	1,494,257

Net Increase in Net Assets from Operations	$1,906,731

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended
	December 31, 2014	For the Year Ended
	(Unaudited)	June 30, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$412,474	$281,464
Net realized gain on investments	161,113	102,165
Net change in unrealized appreciation/depreciation on investments	1,333,144	2,668,469
Net increase in net assets resulting from operations	1,906,731	3,052,098

Distributions to Shareholders:
From net investment income:
Class A	(152,759)	(191,634)
Class C	(53,212)	(33,791)
Class I	(232,873)	(2,732)
From net realized gains :
Class A	(44,659)	(35,061)
Class C	(36,979)	(8,446)
Class I	(104,000)	(625)
Total distributions to shareholders	(624,482)	(272,289)

Capital Transactions:
Net proceeds from shares sold:
Class A	5,223,874	20,449,320
Class C	5,655,213	7,468,251
Class I	43,317,288	559,256
Reinvestment of distributions:
Class A	181,895	211,963
Class C	83,725	41,404
Class I	314,197	3,357
Cost of shares redeemed:
Class A1	(14,252,317)	(2,804,155)
Class C2	(475,582)	(174,709)
Class I3	(1,860,720)	(31,370)
Net increase in net assets from capital transactions	38,187,573	25,723,317

Total increase in net assets	39,469,822	28,503,126

Net Assets:
Beginning of period	36,379,861	7,876,735
End of period	$75,849,683	$36,379,861

Accumulated net investment income	$22,617	$48,987

Capital Share Transactions:
Shares sold:
Class A	393,026	1,652,447
Class C	428,366	606,381
Class I	3,283,568	42,794
Shares reinvested:
Class A	13,622	17,586
Class C	6,256	3,425
Class I	23,348	282
Shares redeemed:
Class A	(1,092,937)	(231,195)
Class C	(36,084)	(14,395)
Class I	(142,942)	(2,507)
Net increase in capital share transactions	2,876,223	2,074,818

[1]	Net of redemption fee proceeds of $1,793 and $7,798, respectively.
[2]	Net of redemption fee proceeds of $100 and $244, respectively.
[3]	Net of redemption fee proceeds of $26,660 and $0, respectively.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended			For the Period
	December 31,		For the	July 5, 2012*
	2014 (Unaudited)		Year Ended June 30, 2014	through June 30, 2013
Net asset value, beginning of period	$13.15		$11.34	$10.00
Income from Investment Operations:
Net investment income[1]	0.11		0.24	0.23
Net realized and unrealized gain on investments	0.33		1.82	1.25
Total from investment operations	0.44		2.06	1.48

Less Distributions:
From net investment income	(0.12)		(0.21)	(0.16)
From net realized gain	(0.04)		(0.05)	-	[2]
Total distributions	(0.16)		(0.26)	(0.16)

Remption fee proceeds	-	[2]	0.01	0.02

Net asset value, end of period	$13.43		$13.15	$11.34

Total return[3]	3.33%	[4]	18.47%	15.16%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,861		$26,509	$6,542

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.63%	[5]	2.98%	18.30%	[5]
After fees waived and expenses absorbed	1.40%	[5]	1.40%	1.40%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.41%	[5]	0.35%	(14.78)%	[5]
After fees waived and expenses absorbed	1.64%	[5]	1.93%	2.12%	[5]

Portfolio turnover rate	22%	[4]	33%	28%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six
	Months Ended December 31,		For the		For the Period January 31,
	2014 (Unaudited)		Year Ended June 30, 2014		2013* through June 30, 2013
Net asset value, beginning of period	$13.08		$11.30		$10.67
Income from Investment Operations:
Net investment income[1]	0.06		0.14		0.07
Net realized and unrealized gain on investments	0.33		1.82		0.60
Total from investment operations	0.39		1.96		0.67

Less Distributions:
From net investment income	(0.06)		(0.13)		(0.04)
From net realized gain	(0.04)		(0.05)		-
Total distributions	(0.10)		(0.18)		(0.04)

Redemption fee proceeds	-	[2]	-	[2]	-

Net asset value, end of period	$13.37		$13.08		$11.30

Total return[3]	3.00%	[4]	17.51%		6.31%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,733		$9,205		$1,221

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.38%	[5]	3.73%		12.45%	[5]
After fees waived and expenses absorbed	2.15%	[5]	2.15%		2.15%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.66%	[5]	(0.40)%		(8.87)%	[5]
After fees waived and expenses absorbed	0.89%	[5]	1.18%		1.43%	[5]

Portfolio turnover rate	22%	[4]	33%		28%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on redemptions of Class C shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended			For the Period
	December 31,		For the	July 5, 2012*
	2014 (Unaudited)		Year Ended June 30, 2014	through June 30, 2013
Net asset value, beginning of period	$13.16		$11.35	$10.00
Income from Investment Operations:
Net investment income[1]	0.13		0.26	0.27
Net realized and unrealized gain on investments	0.33		1.83	1.23
Total from investment operations	0.46		2.09	1.50

Less Distributions:
From net investment income	(0.14)		(0.23)	(0.15)
From net realized gain	(0.04)		(0.05)	-	[2]
Total distributions	(0.18)		(0.28)	(0.15)

Remption fee proceeds	0.02		-	-

Net asset value, end of period	$13.46		$13.16	$11.35

Total return[3]	3.63%	[4]	18.74%	15.16%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$43,256		$666	$114

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.38%	[5]	2.73%	12.05%	[5]
After fees waived and expenses absorbed	1.15%	[5]	1.15%	1.15%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.66%	[5]	0.60%	(8.49)%	[5]
After fees waived and expenses absorbed	1.89%	[5]	2.18%	2.41%	[5]

Portfolio turnover rate	22%	[4]	33%	28%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 6.1%
$108,000	AmeriCredit Automobile Receivables Trust 2012-3 2.420%, 5/8/2018[1]	$109,605
500,000	Goldentree Loan Opportunities V Ltd. 1.331%, 10/18/2021[1,2,3]	497,070
185,000	Harley-Davidson Motorcycle Trust 2011-1 2.120%, 8/15/2017[1]	186,435
77,638	SBI Home Equity Loan Trust 2006-1 0.320%, 4/25/2035[1,2,3]	76,473
58,587	Sonic Capital LLC 5.438%, 5/20/2041[1,3]	62,025
162,378	Spirit Master Funding LLC 5.760%, 3/20/2042[3]	181,254
	TAL Advantage V LLC
186,200	2.830%, 2/22/2038[1,3]	184,127
85,111	1.700%, 5/20/2039[1,3]	84,527
250,000	Voya CLO 2014-2 Ltd. 2.227%, 7/17/2026[1,2,3]	242,469
	TOTAL ASSET-BACKED SECURITIES (Cost $1,612,301)	1,623,985

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.8%
297,000	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR13 5.582%, 9/11/2041[1,2]	313,641
195,000	BLCP Hotel Trust 2014-CLRN 1.511%, 8/15/2029[1,2,3]	195,199
156,000	Hilton USA Trust 2013-HLT 3.714%, 11/5/2030[3]	157,650
78,000	Irvine Core Office Trust 2013-IRV 3.173%, 5/15/2048[1,2,3]	76,322
227,000	ML-CFC Commercial Mortgage Trust 2006-3 5.485%, 7/12/2046[1,2]	231,204
290,000	MSBAM Commercial Mortgage Securities Trust 2012-CKSV 4.292%, 10/15/2030[2,3]	294,111
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,265,135)	1,268,127

	CORPORATE BONDS – 64.4%
	COMMUNICATIONS – 12.1%
250,000	Bharti Airtel International Netherlands B.V. 5.350%, 5/20/2024[3]	270,480
210,000	CCOH Safari LLC 5.500%, 12/1/2022[1]	213,150
250,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 6.375%, 9/15/2020[1,3]	258,750

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$175,000	Frontier Communications Corp. 8.500%, 4/15/2020	$195,125
250,000	Historic TW, Inc. 9.150%, 2/1/2023	340,026
200,000	Numericable Group S.A. 6.250%, 5/15/2024[1,3]	201,500
105,000	Qwest Corp. 7.250%, 10/15/2035[1]	108,227
	T-Mobile USA, Inc.
95,000	6.250%, 4/1/2021[1]	97,233
168,000	6.625%, 4/1/2023[1]	172,032
250,000	Telefonica Europe B.V. 8.250%, 9/15/2030	347,519
250,000	Time Warner Cable, Inc. 6.550%, 5/1/2037	321,872
150,000	UPCB Finance VI Ltd. 6.875%, 1/15/2022[1,3]	163,125
	Verizon Communications, Inc.
200,000	7.750%, 12/1/2030	275,890
112,000	6.550%, 9/15/2043	143,489
111,000	5.012%, 8/21/2054[3]	114,835
		3,223,253
	CONSUMER DISCRETIONARY – 3.3%
125,000	ADT Corp. 6.250%, 10/15/2021	128,437
187,657	American Airlines 2013-2 Class B Pass-Through Trust 5.600%, 7/15/2020[3]	191,411
104,525	British Airways 2013-1 Class B Pass-Through Trust 5.625%, 12/20/2021[3]	110,796
200,000	Chrysler Group LLC / CG Co-Issuer, Inc. 8.250%, 6/15/2021[1]	221,500
200,000	Ford Motor Credit Co. LLC 5.875%, 8/2/2021	231,558
		883,702
	ENERGY – 9.9%
125,000	Access Midstream Partners LP / ACMP Finance Corp. 4.875%, 5/15/2023[1]	126,875
200,000	BG Energy Capital PLC 6.500%, 11/30/2072[1,2]	214,230
250,000	CITGO Petroleum Corp. 6.250%, 8/15/2022[1,3]	253,750

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$195,000	DCP Midstream LLC 5.850%, 5/21/2043[1,2,3]	$189,150
114,000	Enterprise Products Operating LLC 7.034%, 1/15/2068[1,2]	125,044
100,000	IFM U.S. Colonial Pipeline 2 LLC 6.450%, 5/1/2021[1,3]	108,710
70,000	Kinder Morgan Energy Partners LP 9.000%, 2/1/2019	84,858
	Kinder Morgan, Inc.
75,000	4.300%, 6/1/2025[1]	75,035
250,000	8.050%, 10/15/2030	306,253
250,000	Lukoil International Finance B.V. 6.125%, 11/9/2020[3]	220,753
79,000	Noble Energy, Inc. 8.250%, 3/1/2019	94,713
500,000	Petroleos Mexicanos 5.500%, 6/27/2044	510,000
87,000	Transocean, Inc. 6.500%, 11/15/2020	82,038
250,000	Weatherford International Ltd. 6.750%, 9/15/2040	232,871
		2,624,280
	FINANCIALS – 30.8%
170,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 4.500%, 5/15/2021[3]	172,125
175,000	Allstate Corp. 6.500%, 5/15/2067[1,2]	192,500
105,000	American Express Co. 6.800%, 9/1/2066[1,2]	109,988
70,000	American Financial Group, Inc. 9.875%, 6/15/2019	89,920
325,000	American International Group, Inc. 8.175%, 5/15/2058[1,2]	440,375
	Bank of America Corp.
115,000	5.750%, 12/1/2017	127,063
170,000	5.875%, 1/5/2021	197,110
200,000	4.100%, 7/24/2023	210,630
143,000	Bear Stearns Cos. LLC 6.400%, 10/2/2017	160,147
121,000	BioMed Realty LP 6.125%, 4/15/2020[1]	137,859

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Citigroup, Inc.
$289,000	5.850%, 8/2/2016	$309,224
112,000	3.375%, 3/1/2023	113,002
150,000	5.300%, 5/6/2044	164,350
250,000	Deutsche Bank A.G. 4.296%, 5/24/2028[1,2]	241,483
192,000	EPR Properties 5.750%, 8/15/2022[1]	209,734
	General Electric Capital Corp.
140,000	5.300%, 2/11/2021	159,878
200,000	5.250%, 6/29/2049[1,2]	200,187
	Goldman Sachs Group, Inc.
49,000	2.375%, 1/22/2018	49,495
300,000	5.950%, 1/15/2027	343,244
250,000	Goodman Funding Pty Ltd. 6.375%, 4/15/2021[3]	287,672
395,000	HSBC Capital Funding LP 10.176%, 12/29/2049[1,2,3]	594,475
350,000	ING Bank N.V. 4.125%, 11/21/2023[1,2]	360,500
	JPMorgan Chase & Co.
184,000	4.950%, 3/25/2020	203,266
208,000	7.900%, 4/29/2049[1,2]	223,870
	Liberty Mutual Group, Inc.
112,000	7.000%, 3/15/2037[1,2,3]	114,800
250,000	7.800%, 3/15/2037[3]	292,500
200,000	Lincoln National Corp. 6.050%, 4/20/2067[1,2]	200,000
200,000	MetLife, Inc. 10.750%, 8/1/2069[1]	325,000
	Morgan Stanley
250,000	5.500%, 7/24/2020	282,057
250,000	5.450%, 7/29/2049[1,2]	250,450
227,000	Prudential Financial, Inc. 5.875%, 9/15/2042[1,2]	239,485
100,000	SAFG Retirement Services, Inc. 8.125%, 4/28/2023	127,904
131,000	Travelers Cos., Inc. 6.250%, 3/15/2037[1,2]	140,170
335,000	U.S. Bank N.A. 0.713%, 10/28/2019[1,2]	335,787
250,000	UBS A.G. 7.625%, 8/17/2022	294,339

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$250,000	Wells Fargo & Co. 7.980%, 3/29/2049[1,2]	$275,938
		8,176,527
	HEALTH CARE – 1.1%
175,000	FreseniU.S. Medical Care U.S. Finance, Inc. 5.750%, 2/15/2021[3]	186,594
90,000	Medtronic, Inc. 4.625%, 3/15/2045[3]	97,559
		284,153
	MATERIALS – 2.9%
122,000	Celulosa Arauco y Constitucion S.A. 4.750%, 1/11/2022[1]	125,388
250,000	Samarco Mineracao S.A. 5.750%, 10/24/2023[3]	238,750
214,000	Sinochem Overseas Capital Co., Ltd. 6.300%, 11/12/2040[3]	270,865
159,000	Teck Resources Ltd. 5.200%, 3/1/2042[1]	130,005
		765,008
	TECHNOLOGY – 0.3%
65,000	NCR Corp. 5.875%, 12/15/2021[1]	66,787

	UTILITIES – 4.0%
200,000	AGL Capital Corp. 5.875%, 3/15/2041[1]	250,834
87,000	Duquesne Light Holdings, Inc. 6.400%, 9/15/2020[3]	101,599
112,000	Electricite de France S.A. 5.250%, 1/29/2049[1,2,3]	114,800
262,000	NextEra Energy Capital Holdings, Inc. 7.300%, 9/1/2067[1,2]	280,340
110,000	Southern Power Co. 5.250%, 7/15/2043	126,770
175,000	UIL Holdings Corp. 4.625%, 10/1/2020	186,120
		1,060,463
	TOTAL CORPORATE BONDS (Cost $17,028,465)	17,084,173

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS – 0.9%
$125,000	American Municipal Power, Inc. 6.053%, 2/15/2043	$162,766
70,000	State of Illinois 7.350%, 7/1/2035	82,338
	TOTAL MUNICIPAL BONDS (Cost $236,320)	245,104

	U.S. GOVERNMENT AND AGENCIES – 16.0%
77,752	Fannie Mae Pool 6.000%, 7/1/2040	89,795
	United States Treasury Bond
765,000	5.375%, 2/15/2031	1,066,278
105,000	2.750%, 11/15/2042	104,893
525,000	3.625%, 2/15/2044	617,818
180,000	3.125%, 8/15/2044	193,781
	United States Treasury Note
97,000	1.625%, 6/30/2019	97,243
145,000	1.500%, 11/30/2019	144,083
200,000	1.625%, 8/15/2022	194,531
210,000	2.500%, 5/15/2024	216,333
576,000	2.375%, 8/15/2024	586,665
935,000	2.250%, 11/15/2024	941,282
	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $4,051,491)	4,252,702

Number of Shares

	PREFERRED STOCKS – 1.1%
	FINANCIALS – 1.1%
2,800	CoBank ACB 6.250%, 12/31/49[1,2]	282,188
	TOTAL PREFERRED STOCKS (Cost $299,688)	282,188

	SHORT-TERM INVESTMENTS – 5.6%
1,499,750	Federated Treasury Obligations Fund, 0.01%[4]	1,499,750
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,499,750)	1,499,750

	TOTAL INVESTMENTS – 98.9% (Cost $25,993,150)	26,256,029
	Other Assets in Excess of Liabilities – 1.1%	289,966

	TOTAL NET ASSETS – 100.0%	$26,545,995

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

CFC – Cooperative Finance Corporation
LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]	Variable, floating, or step rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AAM/Cutwater Select Income Fund
SUMMARY OF INVESTMENTS
As of December 31, 2014 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Corporate Bonds
Financials	30.8%
Communications	12.1%
Energy	9.9%
Utilities	4.0%
Consumer Discretionary	3.3%
Materials	2.9%
Health Care	1.1%
Technology	0.3%
Total Corporate Bonds	64.4%
U.S. Government and Agencies	16.0%
Asset-Backed Securities	6.1%
Commercial Mortgage-Backed Securities	4.8%
Municipal Bonds	0.9%
Preferred Stocks
Financials	1.1%
Total Preferred Stocks	1.1%
Short-Term Investments	5.6%
Total Investments	98.9%
Other Assets in Excess of Liabilities	11.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/Cutwater Select Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2014 (Unaudited)

Assets:
Investments, at value (cost $25,993,150)	$26,256,029
Receivables:
Dividends and interest	293,475
Due from Advisor	39,573
Prepaid expenses	21,511
Total assets	26,610,588

Liabilities:
Payables:
Shareholder servicing fees (Note 7)	16,651
Distribution fees (Note 8)	12
Fund accounting fees	11,215
Transfer agent fees and expenses	10,089
Auditing fees	8,666
Administration fees	6,897
Trustees' fees and expenses	1,864
Chief Compliance Officer fees	1,275
Custody fees	487
Accrued other expenses	7,437
Total liabilities	64,593

Net Assets	$26,545,995

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$26,538,897
Accumulated net investment loss	(19,651)
Accumulated net realized loss on investments	(236,130)
Net unrealized appreciation on investments	262,879
Net Assets	$26,545,995

Class A Shares:
Net assets applicable to shares outstanding	$44,231
Number of shares issued and outstanding	4,428
Net asset value per share[1]	$9.99
Maximum sales charge (3.00% of offering price)[2]	0.31
Maximum offering price to public	$10.30

Class C Shares:
Net assets applicable to shares outstanding	$3,254
Number of shares issued and outstanding	326
Net asset value per share[3]	$9.99

Class I Shares:
Net assets applicable to shares outstanding	$26,498,510
Number of shares issued and outstanding	2,654,120
Net asset value per share	$9.98

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% will be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

AAM/Cutwater Select Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2014 (Unaudited)

Investment Income:
Interest (net of foreign withholding taxes of $688)	$509,508
Total investment income	509,508

Expenses:
Advisory fees	66,343
Fund accounting fees	38,060
Administration fees	28,054
Transfer agent fees and expenses	26,638
Registration fees	25,206
Shareholder servicing fees (Note 7)	10,266
Legal fees	9,050
Auditing fees	8,823
Chief Compliance Officer fees	5,042
Custody fees	4,179
Trustees' fees and expenses	3,781
Shareholder reporting fees	3,277
Miscellaneous	3,277
Insurance fees	504
Distribution fees (Note 8)	69

Total expenses	232,569
Advisory fees waived	(66,343)
Other expenses absorbed	(67,973)
Net expenses	98,253
Net investment income	411,255

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	40,370
Net change in unrealized appreciation/depreciation on investments	(32,246)
Net realized and unrealized gain on investments	8,124

Net Increase in Net Assets from Operations	$419,379

See accompanying Notes to Financial Statements.

AAM/Cutwater Select Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	December 31, 2014	For the Year Ended
	(Unaudited)	June 30, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$411,255	$900,519
Net realized gain (loss) on investments	40,370	(240,196)
Net change in unrealized appreciation/depreciation on investments	(32,246)	1,441,304
Net increase in net assets resulting from operations	419,379	2,101,627

Distributions to Shareholders:
From net investment income:
Class A	(772)	(133)
Class C	(45)	(13)
Class I	(518,982)	(902,854)
Total distributions to shareholders	(519,799)	(903,000)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,000	39,326
Class C	2,700	-
Reinvestment of distributions:
Class A	772	133
Class C	45	13
Class I	518,982	902,853
Net increase in net assets from capital transactions	525,499	942,325

Total increase in net assets	425,079	2,140,952

Net Assets:
Beginning of period	26,120,916	23,979,964
End of period	$26,545,995	$26,120,916

Accumulated net investment income (loss)	$(19,651)	$88,893

Capital Share Transactions:
Shares sold:
Class A	299	3,988
Class C	270	-
Shares reinvested:
Class A	77	14
Class C	5	1
Class I	52,006	93,882
Net increase from capital share transactions	52,657	97,885

See accompanying Notes to Financial Statements.

AAM/Cutwater Select Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six
	Months Ended December 31,		For the Year	For the Period April 19, 2013*
	2014 (Unaudited)		Ended June 30, 2014	through June 30, 2013
Net asset value, beginning of period	$10.03		$9.56	$10.00
Income from Investment Operations:
Net investment income[1]	0.14		0.34	0.06
Net realized and unrealized gain (loss) on investments	-	[2]	0.46	(0.47)
Total from investment operations	0.14		0.80	(0.41)

Less Distributions:
From net investment income	(0.18)		(0.33)	(0.03)

Net asset value, end of period	$9.99		$10.03	$9.56

Total return[3]	1.44%	[4]	8.59%	(4.11)%	[4]

Ratios and Supplemental Data:
Net assets, end of period	$44,231		$40,623	$479

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.00%	[5]	2.29%	2.37%	[5]
After fees waived and expenses absorbed	0.99%	[5]	0.99%	0.99%	[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.84%	[5]	2.10%	1.50%	[5]
After fees waived and expenses absorbed	2.85%	[5]	3.40%	2.88%	[5]

Portfolio turnover rate	20%	[4]	32%	15%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.00% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/Cutwater Select Income Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six
	Months Ended December 31,		For the Year	For the Period April 19, 2013*
	2014 (Unaudited)		Ended June 30, 2014	through June 30, 2013
Net asset value, beginning of period	$10.02		$9.55	$10.00
Income from Investment Operations:
Net investment income[1]	0.11		0.26	0.04
Net realized and unrealized gain (loss) on investments	-	[2]	0.46	(0.46)
Total from investment operations	0.11		0.72	(0.42)

Less Distributions:
From net investment income	(0.14)		(0.25)	(0.03)

Net asset value, end of period	$9.99		$10.02	$9.55

Total return[3]	1.11%	[4]	7.69%	(4.24)%	[4]

Ratios and Supplemental Data:
Net assets, end of period	$3,254		$516	$479

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.75%	[5]	3.04%	3.12%	[5]
After fees waived and expenses absorbed	1.74%	[5]	1.74%	1.74%	[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.09%	[5]	1.35%	0.75%	[5]
After fees waived and expenses absorbed	2.10%	[5]	2.65%	2.13%	[5]

Portfolio turnover rate	20%	[4]	32%	15%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/Cutwater Select Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six
	Months Ended December 31,		For the Year	For the Period April 19, 2013*
	2014 (Unaudited)		Ended June 30, 2014	through June 30, 2013
Net asset value, beginning of period	$10.02		$9.56	$10.00
Income from Investment Operations:
Net investment income[1]	0.16		0.35	0.06
Net realized and unrealized gain (loss) on investments	-	[2]	0.46	(0.47)
Total from investment operations	0.16		0.81	(0.41)

Less Distributions:
From net investment income	(0.20)		(0.35)	(0.03)

Net asset value, end of period	$9.98		$10.02	$9.56

Total return[3]	1.59%	[4]	8.73%	(4.09)%	[4]

Ratios and Supplemental Data:
Net assets, end of period	$26,498,510		$26,079,777	$23,979,006

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.75%	[5]	2.04%	2.12%	[5]
After fees waived and expenses absorbed	0.74%	[5]	0.74%	0.74%	[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.09%	[5]	2.35%	1.75%	[5]
After fees waived and expenses absorbed	3.10%	[5]	3.65%	3.13%	[5]

Portfolio turnover rate	20%	[4]	32%	15%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2014 (Unaudited)

Note 1 – Organization
AAM/Bahl & Gaynor Income Growth Fund (‘‘Bahl & Gaynor Income Growth” or “Bahl & Gaynor Income Growth Fund’’) and AAM/Cutwater Select Income Fund (“Cutwater Select Income” or “Cutwater Select Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Bahl & Gaynor Income Growth Fund’s primary investment objective is current and growing income and secondarily long-term capital appreciation.  The Fund currently offers three classes of shares: Class A, Class C and Class I.  The Fund’s Class A and Class I shares commenced operations on July 5, 2012.  The Fund’s Class C shares commenced operations on January 31, 2013.

The Cutwater Select Income Fund’s primary investment objective is to seek current income.  The Fund currently offers three classes of shares: Class A, Class C and Class I.  The Fund commenced investment operations on April 19, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the six months ended December 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Funds will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Bahl & Gaynor Income Growth Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.65% of the Fund’s average daily net assets. The Advisor has engaged Bahl & Gaynor, Inc. (the “Sub‐Advisor”) to manage the Bahl & Gaynor Income Growth Fund and pays the Sub‐Advisor from its advisory fees.  Under the terms of the Agreement, the Cutwater Select Income Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.50% of the Fund’s average daily net assets. The Advisor has engaged Cutwater Asset Management (the “Sub‐Advisor”) to manage the Fund and pays the Sub‐Advisor from its advisory fees.

On December 29, 2014, shareholders of the AAM/Cutwater Select Income Fund approved the re-appointment of Cutwater Investor Services Corp. d/b/a “Cutwater Asset Management” (“Cutwater”) as the sub-advisor of the Fund. The percentage of shares outstanding and entitled to vote that were present in person at the meeting were 99% of the Fund.  The numbers of shares voted were as follows:

	For	Against	Abstain	Total
AAM/Cutwater Select Income Fund	2,638,754	--	--	2,638,754

The Funds’ advisor has contractually agreed to waive its fees and/or pay for expenses of the Funds to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.40%, 2.15% and 1.15% of the average daily net assets of the Bahl & Gaynor Income Growth Fund's Class A, Class C and Class I Shares, respectively, and 0.99%, 1.74% and 0.74% of the average daily net assets of the Cutwater Select Income Fund's Class A, Class C and Class I Shares, respectively, until November 1, 2015.

For the six months ended December 31, 2014, the Advisor waived $59,564 of its fees for the Bahl & Gaynor Income Growth Fund. For the six months ended December 31, 2014, the Advisor waived all of its fees and absorbed other expenses totaling $134,316 for the Cutwater Select Income Fund. The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period of three fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

	Bahl & Gaynor Income Growth Fund	Cutwater Select Income Fund
2016	$279,791	$63,592
2017	252,577	301,797
2018	59,564	134,316
Total	$591,932	$499,705

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended December 31, 2014, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  Prior to October 1, 2014, Cipperman & Co. provided CCO services to the Trust.  The Funds’ allocated fees incurred for CCO services for the six months ended December 31, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At December 31, 2014, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Bahl & Gaynor Income Growth Fund	Cutwater Select Income Fund
Cost of investments	$73,252,046	$25,993,150

Gross unrealized appreciation	5,202,871	593,181
Gross unrealized depreciation	(1,268,959)	(330,302)

Net unrealized appreciation	$3,933,912	$262,879

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Bahl & Gaynor Income Growth Fund	Cutwater Select Income Fund
Undistributed ordinary income	$48,987	$88,893
Undistributed long-term capital gains	133,582	-
Tax accumulated earnings	182,569	88,893

Accumulated capital and other losses	-	(276,500)
Unrealized appreciation on investments	2,611,645	295,125
Total accumulated earnings	$2,794,214	$107,518

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

The tax character of distributions paid during the year ended June 30, 2014 and the period July 5, 2012 (commencement of operations) through June 30, 2013 for Bahl & Gaynor Income Growth Fund and during the year ended June 30, 2014 and the period from April 19, 2013 (commencement of operations) through June 30, 2013 for Cutwater Select Income Fund, was as follows:

	Bahl & Gaynor Income Growth Fund		Cutwater Select Income Fund
	2014	2013	2014	2013
Distributions paid from:
Ordinary income	$245,124	$19,895	$903,000	$81,005
Net long-term capital gains	27,165	-	-	-
Total distributions paid	$272,289	$19,895	$903,000	$81,005

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of a Fund’s next taxable year.  As of June 30, 2014, the Cutwater Select Income Fund had $164,487 of post-October capital losses which were deferred until July 1, 2014 for tax purposes.

At June 30, 2014, the Cutwater Select Income Fund had $112,013 of accumulated capital loss carryforward. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2014, the Bahl & Gaynor Income Growth Fund and Cutwater Select Income Fund received $28,553 and $0 and respectively, in redemption fees.

Note 6 – Investment Transactions
For the six months ended December 31, 2014, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Bahl & Gaynor Income Growth Fund	$43,755,854	$6,155,932
Cutwater Select Income Fund	5,006,735	5,283,329

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% and 0.10%, respectively, for the Bahl & Gaynor Income Growth Fund and Cutwater Select Income Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Funds pay to the Distributor distribution fees in connection with the sale and distribution of the Funds’ Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

For the six months ended December 31, 2014, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2014, in valuing the Funds’ assets carried at fair value:

Bahl & Gaynor Income Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$74,577,326	$-	$-	$74,577,326
Short-Term Investments	2,608,632	-	-	2,608,632
Total Investments	$77,185,958	$-	$-	$77,185,958

Cutwater Select Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Asset-Backed Securities	$-	$1,623,985	$-	$1,623,985
Commercial Mortgage-Backed Securities	-	1,268,127	-	1,268,127
Corporate Bonds[1]	-	17,084,173	-	17,084,173
Municipal Bonds	-	245,104	-	245,104
U.S. Government and Agencies	-	4,252,702	-	4,252,702
Preferred Stocks	-	282,188	-	282,188
Short-Term Investments	1,499,750	-	-	1,499,750
Total Investments	$1,499,750	$24,756,279	$-	$26,256,029

[1]	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  As of December 31, 2014, one preferred security in the Cutwater Select Income Fund transferred Levels due to a change in valuation technique.  The Fund transferred $282,188 out of Level 1 into Level 2 due to this change in valuation technique. There were no transfers at period end in the Bahl & Gaynor Income Growth Fund.

Note 11 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

Note 12 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

AAM/Bahl & Gaynor Income Growth Fund and AAM/Cutwater Select Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreements, Sub-Advisory Agreements and New Sub-Advisory Agreement

At in-person meetings held on August 21, 2014, and September 23-24, 2014, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the following agreements for additional one-year terms:

•	The Investment Advisory Agreement (the “BG Advisory Agreement”) between the Trust and Advisors Asset Management, Inc. (the “Investment Advisor”) with respect to the AAM/Bahl & Gaynor Income Growth Fund series of the Trust (the “Bahl & Gaynor Fund”);
•	The Sub-Advisory Agreement (the “BG Sub-Advisory Agreement”) between the Investment Advisor and Bahl & Gaynor, Inc. (“Bahl & Gaynor”) with respect to the Bahl & Gaynor Fund;
•	The Investment Advisory Agreement (the “Cutwater Advisory Agreement”) between the Trust and the Investment Advisor with respect to the AAM/Cutwater Select Income Fund series of the Trust (the “Cutwater Fund”); and
•	The Sub-Advisory Agreement (the “Cutwater Sub-Advisory Agreement”) between the Investment Advisor and Cutwater Investor Services Corp. (“Cutwater,” and together with Bahl & Gaynor, the “Sub-Advisors”) with respect to the Cutwater Fund.

The BG Advisory Agreement, the BG Sub-Advisory Agreement, the Cutwater Advisory Agreement and the Cutwater Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements”).

In addition, at an in-person meeting held on November 18, 2014, the Board, including the Independent Trustees, approved a new sub-advisory agreement (the “New Sub-Advisory Agreement”) between the Investment Advisor and Cutwater with respect to the Cutwater Fund, in connection with the pending acquisition by The Bank of New York Mellon (“BNY Mellon”) of Cutwater Holdings, LLC, the parent of Cutwater, from MBIA Inc. (the “Transaction”).  Under the 1940 Act, the closing of the Transaction would result in a change of control of Cutwater and the automatic termination of the existing Cutwater Sub-Advisory Agreement.  The New Sub-Advisory Agreement was substantially the same as the Cutwater Sub-Advisory Agreement, and the Board approved the New Sub-Advisory Agreement subject to the approval of the Cutwater Fund’s shareholders and effective upon the change of control of Cutwater.  The Fund’s shareholders approved the New Sub-Advisory Agreement at a meeting held on December 29, 2014, and Cutwater began providing services to the Cutwater Fund under the New Sub-Advisory Agreement on January 2, 2015.

In approving renewal of the Fund Advisory Agreements and approving the New Sub-Advisory Agreement, the Board, including the Independent Trustees, determined that each such approval was in the best interests of each Fund and its shareholders.

FUND ADVISORY AGREEMENTS

Background
In advance of the meetings, the Board received information about each Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisors, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and each Sub-Advisor; information regarding the background and experience of relevant personnel providing services to each Fund; reports comparing performance of each Fund with returns of its benchmark indexes, and a group of comparable funds selected by Morningstar, Inc. (each a “Performance Peer Group”) from its relevant fund universe (each a “Performance Universe”) for the one-year period ended June 30, 2014; reports regarding the investment advisory fees and total expenses of each Fund compared with those of a group of comparable funds selected by Morningstar, Inc. (each an “Expense Peer Group”) from its relevant fund universe (each an “Expense Universe”); and information about the Investment Advisor’s and each Sub-Advisor’s policies and procedures, including their compliance manuals and brokerage and trading procedures.  The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by it during the year at other Board and Board committee meetings.  No representatives of the Investment Advisor or the Sub-Advisors were present during the Board’s consideration of the Fund Advisory Agreements.

AAM/Bahl & Gaynor Income Growth Fund and AAM/Cutwater Select Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In approving renewal of each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

AAM/Bahl & Gaynor Income Growth Fund

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Bahl & Gaynor Fund.  The Board noted that the materials they reviewed indicated that the total return of the Fund for the one-year period was below the return of the Russell 1000 Index by 5.23%, below the median return of the All-Cap Core Performance Universe by 4.6%, below the S&P 500 Index return by 4.49% and below the Performance Peer Group median return by 3.49%.  The Trustees noted that the Fund’s performance record was short and that review of the Fund’s performance over a longer period would be more meaningful.  The Trustees also noted that Morningstar, Inc.’s retail division placed the Fund in the Large Blend category, rather than the All-Cap Core category, and that next year Morningstar, Inc.’s institutional division would consider comparing the Fund to funds in a large-cap performance universe.  The Trustees observed that the Investment Advisor was recommending the renewal of the Sub-Advisory Agreement and that the Investment Advisor believed the Fund was performing as expected in the current market environment.

The Board also considered the overall quality of services provided by the Investment Advisor and Bahl & Gaynor to the Bahl & Gaynor Fund.  In doing so, the Board considered the Investment Advisor’s role as the Fund’s investment advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees Bahl & Gaynor with respect to the Fund’s operations, including monitoring the investment and trading activities of Bahl & Gaynor, and monitoring the Fund’s compliance with its investment policies; and that Bahl & Gaynor’s responsibilities include day-to-day portfolio management. The Board also considered the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund and the commitment of the Investment Advisor to the maintenance and growth of the Fund’s assets.  In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of each of the Investment Advisor and Bahl & Gaynor. The Board and the Independent Trustees concluded that based on the various factors they had reviewed the nature, overall quality, and extent of the management and oversight services provided by each of the Investment Advisor and Bahl & Gaynor to the Bahl & Gaynor Fund were satisfactory.

Advisory Fee, Expense Ratio and Sub-Advisory Fee
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the Bahl & Gaynor Fund.  With respect to the advisory fees paid by the Fund, the Board noted that the meeting materials indicated that the investment advisory fees (gross of fee waivers) of the Fund were below the Fund’s Expense Peer Group and the Large Blend Expense Universe medians.  The Trustees noted that the Investment Advisor had waived its entire fee for the Fund, in addition to subsidizing certain Fund operating expenses, for the year because of the Fund’s low asset levels.  The Trustees also noted the Investment Advisor does not provide advisory services to any other accounts with similar investment strategies as the Fund, and therefore the Board could not compare the Fund’s advisory fees to the advisory fees paid by any other client of the Investment Advisor.  The Trustees also considered that the Investment Advisor had decreased the Fund’s advisory fee by 0.15% in March 2014, in connection with the implementation of a shareholder service fee of up to 0.15%.

AAM/Bahl & Gaynor Income Growth Fund and AAM/Cutwater Select Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In considering the total expenses paid by the Bahl & Gaynor Fund, the Board observed that the total expenses paid by the Fund (net of fee waivers) were slightly higher than the Fund’s Expense Peer Group median (by 0.01%) and above the Expense Universe median by 0.34%.  The Trustees noted, however, that the Fund’s average net assets as of June 30, 2014, were significantly lower than the average asset sizes of funds in the Expense Peer Group and Expense Universe.

The Board reviewed information regarding the sub-advisory fees charged by Bahl & Gaynor with respect to the Bahl & Gaynor Fund, and considered the relative levels and types of services provided by the Investment Advisor and Bahl & Gaynor. The Board noted that the Investment Advisor’s services include supervision and monitoring of the investment and trading activities of Bahl & Gaynor, analysis of the Fund’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of the Fund.  The Board noted that the fees charged by Bahl & Gaynor were significantly less than the standard fees it charges to its separate account clients.  The Board also noted that the Investment Advisor pays Bahl & Gaynor’s sub-advisory fees out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that the compensation payable to each of the Investment Advisor and Bahl & Gaynor under its respective Fund Advisory Agreement was fair and reasonable in light of the services provided by such company to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Bahl & Gaynor Fund for the year ended June 30, 2014, noting that the Investment Advisor had not realized any profits from the Fund. The Board also considered the benefits received by the Investment Advisor and Bahl & Gaynor as a result of their relationships with the Fund (other than investment advisory and sub-advisory fees), including research services provided to Bahl & Gaynor by broker-dealers providing execution services to the Fund, and the intangible benefits of their association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.  They also noted that the sub-advisory fee increases from 0.25% to 0.30% of average daily net assets at the Fund asset level of $300 million because Bahl & Gaynor had agreed to accept a lower sub-advisory fee in recognition of the fact that the Investment Advisor would be waiving its advisory fees and subsidizing the Fund’s operating expenses until the Fund reaches certain asset levels.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Bahl & Gaynor Advisory Agreement and the Bahl & Gaynor Sub-Advisory Agreement is in the best interests of the Bahl & Gaynor Fund and its shareholders and, accordingly, approved renewal of each such Agreement.

AAM/Bahl & Gaynor Income Growth Fund and AAM/Cutwater Select Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

AAM/Cutwater Select Income Fund

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Cutwater Fund.  The Board noted that the materials they reviewed indicated that the total return of the Fund for the one-year period was above the return of the Barclays Capital Credit Bond Index and the Performance Peer Group and BBB-Rated Performance Universe median returns.

The Board also considered the overall quality of services provided by the Investment Advisor and Cutwater to the Cutwater Fund.  In doing so, the Board considered the Investment Advisor’s role as the Fund’s investment advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees Cutwater with respect to the Fund’s operations, including monitoring the investment and trading activities of Cutwater, and monitoring the Fund’s compliance with its investment policies; and that Cutwater’s responsibilities include day-to-day portfolio management. The Board also considered the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund and the commitment of the Investment Advisor to the maintenance and growth of the Fund’s assets.  In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of each of the Investment Advisor and Cutwater. The Board observed that the Investment Advisor was recommending the renewal of the Cutwater Sub-Advisory Agreement.  The Board and the Independent Trustees concluded that based on the various factors they had reviewed the nature, overall quality, and extent of the management and oversight services provided by each of the Investment Advisor and Cutwater to the Cutwater Fund were satisfactory.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the Cutwater Fund.  With respect to the advisory fees paid by the Fund, the Board noted that the meeting materials indicated that the investment advisory fees (gross of fee waivers) of the Fund were the same as the Expense Peer Group median and 0.05% higher than the Intermediate-Term Bond Expense Universe median.  The Trustees noted that the Investment Advisor had waived its entire fee for the Fund, in addition to subsidizing certain Fund operating expenses, for the year because of the Fund’s low asset levels.  The Trustees also noted the Investment Advisor does not provide advisory services to any other accounts with similar investment strategies as the Fund, and therefore the Board could not compare the Fund’s advisory fees to the advisory fees paid by any other client of the Investment Advisor.  The Trustees also considered that the Investment Advisor had decreased the Fund’s advisory fee by 0.10% in March 2014, in connection with the implementation of a shareholder service fee of up to 0.10%.

In considering the total expenses paid by the Cutwater Fund, the Board observed that the total expenses paid by the Fund (net of fee waivers) were higher than the Fund’s Expense Peer Group median by 0.10% and above the Expense Universe median by 0.19%.  The Trustees noted, however, that the Fund’s average net assets as of June 30, 2014, were significantly lower than the average asset sizes of funds in the Expense Peer Group and Expense Universe.

The Board reviewed information regarding the sub-advisory fees charged by Cutwater with respect to the Cutwater Fund, and considered the relative levels and types of services provided by the Investment Advisor and Cutwater. The Board noted that the Investment Advisor’s services include supervision and monitoring of the investment and trading activities of Cutwater, analysis of the Fund’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of the Fund.  The Board noted that the fees charged by Cutwater were favorable relative to the fees charged by Cutwater to other registered funds for which it serves as investment advisor using a similar strategy.  The Board also noted that the Investment Advisor pays Cutwater’s sub-advisory fees out of the Investment Advisor’s advisory fee.

AAM/Bahl & Gaynor Income Growth Fund and AAM/Cutwater Select Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that the compensation payable to each of the Investment Advisor and Cutwater under its respective Fund Advisory Agreement was fair and reasonable in light of the services provided by such company to the Cutwater Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Cutwater Fund for the year ended June 30, 2014, noting that the Investment Advisor had not realized any profits from the Fund. The Board also considered the benefits received by the Investment Advisor and Cutwater as a result of their relationships with the Fund (other than investment advisory and sub-advisory fees), including research services provided to Cutwater by broker-dealers providing execution services to the Fund, and the intangible benefits of their association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees considered that although the Cutwater Sub-Advisory Agreement included a fee breakpoint while the Cutwater Advisory Agreement did not, significant economies of scale were not likely to be realized by the Investment Advisor or Cutwater at the anticipated asset levels of the Fund during the next several years of the Fund’s operations.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Cutwater Advisory Agreement and the Cutwater Sub-Advisory Agreement is in the best interests of the Cutwater Fund and its shareholders and, accordingly, approved renewal of each such Agreement.

NEW SUB-ADVISORY AGREEMENT

Background
In advance of its November meeting, the Board received information about the Cutwater Fund, Cutwater, the Transaction and the New Sub-Advisory Agreement from Cutwater and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. Most of the information the Board considered had been provided in August 2014 in connection with the Board’s annual consideration of the Cutwater Sub-Advisory Agreement, and the Board considered information from Cutwater regarding any material changes to the August 2014 information.  No representatives of Cutwater were present during the Board’s consideration of the New Sub-Advisory Agreement.

Nature, Extent and Quality of Services
The Board assessed the investment results of the Cutwater Fund for the three-month, one-year and since inception periods ended September 30, 2014. The Board observed that the Fund’s returns gross of fees were higher than the returns of the Barclays U.S. Credit Index for all periods.  The Board concluded that the services proposed to be provided to the Fund by Cutwater would continue to benefit the shareholders of the Fund.

AAM/Bahl & Gaynor Income Growth Fund and AAM/Cutwater Select Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Sub-Advisory Fee, Other Benefits and Economies of Scale
The Board reviewed information regarding the sub-advisory fees charged by Cutwater with respect to the Cutwater Fund and observed that, as a sub-advisor to the Fund, such fees were favorable relative to the fees charged by Cutwater to other registered funds for which it served as investment advisor using a similar strategy.   The Board also considered the benefits received by Cutwater as a result of its relationship with the Fund (other than sub-advisory fees paid to Cutwater).  The Board also considered that the factors related to potential economies of scale had not changed since its September 2014 meeting.

Conclusion
Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the terms of the proposed New Sub-Advisory Agreement, including the fees to be received by Cutwater, were fair and reasonable in light of the nature and quality of the services proposed to be provided by Cutwater to the Cutwater Fund and its shareholders, and approved the New Sub-Advisory Agreement.

AAM Funds
EXPENSE EXAMPLES
For the Six Months Ended December 31, 2014 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Bahl & Gaynor Income Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/14	12/31/14	7/1/14 – 12/31/14
Class A	Actual Performance	$1,000.00	$1,033.30	$7.16
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.17	7.10
Class C	Actual Performance	1,000.00	1,030.00	10.99
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.38	10.90
Class I	Actual Performance	1,000.00	1,036.30	5.90
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.41	5.85

*	Expenses are equal to the Fund’s annualized expense ratios of 1.40%, 2.15% and 1.15% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

AAM Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended December 31, 2014 (Unaudited)

Cutwater Select Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/14	12/31/14	7/1/14 – 12/31/14
Class A	Actual Performance	$1,000.00	$1,014.40	$5.03
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.22	5.04
Class C	Actual Performance	1,000.00	1,011.10	8.84
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.42	8.86
Class I	Actual Performance	1,000.00	1,015.90	3.76
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.48	3.77

*	Expenses are equal to the Fund’s annualized expense ratios of 0.99%, 1.74% and 0.74% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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AAM/Bahl & Gaynor Income Growth Fund
AAM/Cutwater Select Income Fund

Each a series of Investment Managers Series Trust
Investment Advisor
Advisors Asset Management, Inc.
18925 Base Camp Road, Suite 203
Monument, Colorado 80132

Sub-Advisor
Bahl & Gaynor, Inc.
212 East Third Street, Suite 200
Cincinnati, Ohio  45202

Sub-Advisor
Cutwater Asset Management
113 King Street
Armonk, New York 10504

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/Bahl & Gaynor Income Growth Fund - Class A	AFNAX	461418 188
AAM/Bahl & Gaynor Income Growth Fund - Class C	AFYCX	461418 170
AAM/Bahl & Gaynor Income Growth Fund - Class I	AFNIX	461418 162
AAM/Cutwater Select Income Fund - Class A	CPUAX	46141P 883
AAM/Cutwater Select Income Fund - Class C	CPUCX	46141P 875
AAM/Cutwater Select Income Fund - Class I	CPUIX	46141P 867

Privacy Principles of the AAM Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information.  The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds at (888) 966-9661. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AAM Funds
P.O. Box 2175
Milwaukee, WI  53201
Toll Free:  (888) 966-9661

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/9/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/9/15

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/9/15